                          ROXBURY LARGE CAP GROWTH FUND

                              INSTITUTIONAL SHARES

                                OF WT MUTUAL FUND

     SUPPLEMENT DATED DECEMBER 15, 2004 TO PROSPECTUS DATED NOVEMBER 1, 2004
                        AS SUPPLEMENTED NOVEMBER 29, 2004

The information in this Supplement contains new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus of the Roxbury Large Cap Growth Fund.

         At a special meeting held on December 8, 2004, the Board of Trustees (the "Board") of WT Investment Trust I, including a majority of the Trustees who are not "interested persons" as defined in the Investment Company Act of 1940, as amended, approved the selection of Rodney Square Management Corporation ("RSMC") to replace Roxbury Capital Management LLC as adviser to the WT Large Cap Growth Series (the "Series"), pursuant to an interim advisory agreement effective December 15, 2004. The Board's decision to retain RSMC as adviser to the Series on a permanent basis and the proposed advisory agreement is subject to approval of the shareholders of the Roxbury Large Cap Growth Fund (the "Portfolio"), a series of WT Mutual Fund. Shareholders of the Portfolio will receive in the mail a proxy statement providing details about a Special Meeting of Shareholders relating to the proposed advisory agreement approval. This Special Meeting is expected to take place on or about March 23, 2005. Effective December 15, 2004, the name of the Portfolio will be changed to the Wilmington Large Cap Growth Portfolio.

         In connection with the appointment of RSMC as interim adviser to the Series, certain of the principal investment strategies will change as follows:

                  The Wilmington Large Cap Growth Portfolio invests in the WT Large Cap Growth Series, which invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity related) securities of large cap corporations. The Series' investment adviser employs a growth investment approach and invests in common or preferred stock of U.S. corporations that have attractive growth characteristics with market capitalizations of at least $2 billion or that are constituents of the Russell 1000 Growth Index.

                  The Series' investment adviser, Rodney Square Management Corporation ("RSMC"), seeks securities that it believes possess growth characteristics attractive to institutional and retail investors. The selection of individual securities is based on a proprietary methodology that employs a disciplined analysis of multiple factors, including liquidity, profitability, risk, valuation, price history and analysts' earnings estimates.

Also in connection with the appointment of RSMC as interim adviser to the Series, the following information amends the corresponding information in the prospectus:

INVESTMENT ADVISER

         Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, directs the investments of the Series in accordance with its investment objective, policies and limitations. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2004, RSMC had $4.7 billion in assets under management.

         The Series pays a monthly advisory fee to RSMC at the annual rate of 0.55% of the average daily net assets.

PORTFOLIO MANAGEMENT

         WILMINGTON LARGE CAP GROWTH SERIES. The day-to-day management of the Large Cap Growth Series is primarily the responsibility of a team of RSMC investment professionals.

         SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          ROXBURY LARGE CAP GROWTH FUND

                                 INVESTOR SHARES

                                OF WT MUTUAL FUND

     SUPPLEMENT DATED DECEMBER 15, 2004 TO PROSPECTUS DATED NOVEMBER 1, 2004
                        AS SUPPLEMENTED NOVEMBER 29, 2004

The information in this Supplement contains new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus of the Roxbury Large Cap Growth Fund.

         At a special meeting held on December 8, 2004, the Board of Trustees (the "Board") of WT Investment Trust I, including a majority of the Trustees who are not "interested persons" as defined in the Investment Company Act of 1940, as amended, approved the selection of Rodney Square Management Corporation ("RSMC") to replace Roxbury Capital Management LLC as adviser to the WT Large Cap Growth Series (the "Series"), pursuant to an interim advisory agreement effective December 15, 2004. The Board's decision to retain RSMC as adviser to the Series on a permanent basis and the proposed advisory agreement is subject to approval of the shareholders of the Roxbury Large Cap Growth Fund (the "Portfolio"), a series of WT Mutual Fund. Shareholders of the Portfolio will receive in the mail a proxy statement providing details about a Special Meeting of Shareholders relating to the proposed advisory agreement approval. This Special Meeting is expected to take place on or about March 23, 2005. Effective December 15, 2004, the name of the Portfolio will be changed to the Wilmington Large Cap Growth Portfolio.

         In connection with the appointment of RSMC as interim adviser to the Series, certain of the principal investment strategies will change as follows:

                  The Wilmington Large Cap Growth Portfolio invests in the WT Large Cap Growth Series, which invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity related) securities of large cap corporations. The Series' investment adviser employs a growth investment approach and invests in common or preferred stock of U.S. corporations that have attractive growth characteristics with market capitalizations of at least $2 billion or that are constituents of the Russell 1000 Growth Index.

                  The Series' investment adviser, Rodney Square Management Corporation ("RSMC"), seeks securities that it believes possess growth characteristics attractive to institutional and retail investors. The selection of individual securities is based on a proprietary methodology that employs a disciplined analysis of multiple factors, including liquidity, profitability, risk, valuation, price history and analysts' earnings estimates.

Also in connection with the appointment of RSMC as interim adviser to the Series, the following information amends the corresponding information in the prospectus:

INVESTMENT ADVISER

         Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, directs the investments of the Series in accordance with its investment objective, policies and limitations. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2004, RSMC had $4.7 billion in assets under management.

         The Series pays a monthly advisory fee to RSMC at the annual rate of 0.55% of the average daily net assets.

PORTFOLIO MANAGEMENT

         WILMINGTON LARGE CAP GROWTH SERIES. The day-to-day management of the Large Cap Growth Series is primarily the responsibility of a team of RSMC investment professionals.

         SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE